                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               ----------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       JGE Capital Management, LLC
Address:    One Market, Spear St. Tower, Suite 3780
            San Francisco, CA 94105

Form 13F File Number: 28-11971
                      --------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Douglas K. Edwards
Title:      Chief Financial Officer
Phone:      415-675-3200

Signature, Place, and Date of Signing:

/s/ Douglas K. Edwards           San Francisco, CA     May 8, 2008
----------------------------     -----------------     -----------
Chief Financial Officer

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)



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List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number       Name
---       --------------------       ----
1         28-11242                   East Peak Partners, L.P.



                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     1
                                             -----------
Form 13F Information Table Entry Total:               20
                                             -----------

Form 13F Information Table Value Total:          602,165
                                             -----------
                                             (thousands)


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                           FORM 13F INFORMATION TABLE

                               TITLE                                                                             VOTING AUTHORITY
                                OF                   VALUE     SHRS OR   SH/   PUT/  INVESTMENT    OTHER      ----------------------
NAME OF ISSUER                 CLASS     CUSIP      (x$1000)   PRN AMT   PRN   CALL  DISCRETION   MANAGERS      SOLE    SHARED  NONE
--------------                 -----  -----------   --------  ---------  ---   ----  ----------   --------   ---------  ------  ----
ALTRIA GROUP INC                COM   022095 10 3     3,330     150,000   SH             SOLE           1      150,000
ALTRIA GROUP INC                COM   022095 10 3       222      10,000   SH             SOLE        NONE       10,000
BROOKDALE SENIOR LIVING INC.    COM   112463 10 4    65,725   2,750,000   SH             SOLE           1    2,750,000
CAPITALSOURCE, INC.             COM   14055X 10 2     9,670   1,000,000   SH             SOLE           1    1,000,000
CHARLES SCHWAB CORP.            COM   808513 10 5    50,841   2,700,000   SH             SOLE           1    2,700,000
CHARLES SCHWAB CORP.            COM   808513 10 5        19       1,000   SH             SOLE        NONE        1,000
CROWN CASTLE INT'L CORP         COM   228227 10 4   129,338   3,750,000   SH             SOLE           1    3,750,000
CROWN CASTLE INT'L CORP         COM   228227 10 4     1,035      30,000   SH             SOLE        NONE       30,000
DOMINOS PIZZA, INC.             COM   25754A 20 1    42,156   3,125,000   SH             SOLE           1    3,125,000
FIDELITY NATIONAL INFORMATION
SERVICES, INC.                  COM   31620M 10 6    22,884     600,000   SH             SOLE           1      600,000
GATEHOUSE MEDIA INC.            COM   367348 10 9    37,811   6,474,500   SH             SOLE           1    6,474,500
GATEHOUSE MEDIA INC.            COM   367348 10 9         9       1,500   SH             SOLE        NONE        1,500
HEALTHSOUTH CORP                COM   421924 10 1    74,718   4,200,000   SH             SOLE           1    4,200,000
HEALTHSOUTH CORP                COM   421924 10 1     1,245      70,000   SH             SOLE        NONE       70,000
HERBALIFE LTD                   COM   G4412G 10 1   133,000   2,800,000   SH             SOLE           1    2,800,000
HERBALIFE LTD                   COM   G4412G 10 1     4,774     100,500   SH             SOLE        NONE      100,500
PHILIP MORRIS INTERNATIONAL     COM   718172 10 9     7,587     150,000   SH             SOLE           1      150,000
PHILIP MORRIS INTERNATIONAL     COM   718172 10 9       506      10,000   SH             SOLE        NONE       10,000
RIGHTNOW TECH INC.              COM   76657R 10 6     2,380     200,000   SH             SOLE           1      200,000
SBA COMMUNICATIONS CORP.        COM   78388J 10 6    14,915     500,000   SH             SOLE           1      500,000
                                                    -------
                                                    602,165